Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Class of Stock [Line Items]
Minimum origination fee charged	1.00%	1.11%	1.11%	1.11%
Maximum origination fee charged	6.00%	5.00%	5.00%	5.00%
Highly liquid investments classified as cash equivalent, maturity period	3 months		3 months
Maximum period for loan classified as non-accrual loan	120 days		120 days
Impairment of long-lived assets, held for use	$ 0	$ 0	$ 0	$ 0
Stock awards, vesting period			4 years
Computer Software, Intangible Asset
Class of Stock [Line Items]
Intangible assets, useful life	3 years		3 years
Minimum
Class of Stock [Line Items]
Property and equipment, estimated useful life	2 years		2 years
Maximum
Class of Stock [Line Items]
Property and equipment, estimated useful life	5 years		5 years